NON-CONTROLLING INTERESTS	12 Months Ended
Feb. 02, 2018
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

VMware, Inc. — The non-controlling interests' share of equity in VMware, Inc. is reflected as a component of the non-controlling interests in the accompanying Consolidated Statements of Financial Position and was $5.2 billion and $5.3 billion as of February 2, 2018 and February 3, 2017, respectively. As of February 2, 2018 and February 3, 2017, the Company held approximately 81.9% and 82.5%, respectively, of the outstanding equity interest in VMware, Inc. VMware, Inc. restricted stock awards ("RSAs") were not included in the determination of these ownership interest percentages, as VMware, Inc. had no RSAs outstanding as of February 2, 2018, and an immaterial number of RSAs outstanding as of February 3, 2017.

Pivotal — A portion of the non-controlling interests in Pivotal is held by third parties in the form of preferred equity instruments. Due to the terms of such instruments, Pivotal's results of operations and equity activity are not attributable to such interests in Pivotal in the Consolidated Statements of Income (Loss) and Consolidated Statements of Financial Position. The preferred equity instruments are convertible into common shares at the non-controlling owner's election at any time. The remaining portion of the non-controlling interests in Pivotal is held by third parties in the form of common stock. Pivotal's results of operations and equity activity are attributable to such interests in Pivotal in the Consolidated Statements of Income (Loss) and Consolidated Statements of Financial Position. The non-controlling interests' share of equity in Pivotal, including both preferred equity instruments and common stock, is reflected as a component of the non-controlling interests in the accompanying Consolidated Statements of Financial Position and was $489 million and $471 million as of February 2, 2018 and February 3, 2017, respectively. As of February 2, 2018 and February 3, 2017, the Company held approximately 77.1% and 77.8%, respectively, of the outstanding equity interest in Pivotal. Pivotal RSAs were not included in the determination of these ownership interest percentages, as Pivotal had an immaterial number of RSAs outstanding as of February 2, 2018 and February 3, 2017.

SecureWorks — On April 27, 2016, SecureWorks completed a registered underwritten initial public offering of its Class A common stock. The non-controlling interests' share of equity in SecureWorks is reflected as a component of the non-controlling interests in the accompanying Consolidated Statements of Financial Position and was $90 million and $87 million as of February 2, 2018 and February 3, 2017, respectively. As of February 2, 2018 and February 3, 2017, the Company held approximately 87.1% and 87.5%, respectively, of the outstanding equity interest in SecureWorks, excluding RSAs. As of February 2, 2018 and February 3, 2017, the Company held approximately 86.3% and 86.9%, respectively, of the outstanding equity interest in SecureWorks, including RSAs.

The effect of changes in the Company's ownership interest in VMware, Inc., Pivotal, and SecureWorks on the Company's equity was as follows:

Fiscal Year Ended
February 2, 2018
(in millions)
Net loss attributable to Dell Technologies Inc.	$(2,849)
Transfers (to) from the non-controlling interests:
Increase in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity	620
Decrease in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity	(855)
Net transfers to non-controlling interests	(235)
Change from net loss attributable to Dell Technologies Inc. and transfers to/from the non-controlling interests	$(3,084)